EQUITY - Analysis of other comprehensive income (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments at fair value through other comprehensive income:
Net unrealized (gain) loss	S/ 606,276	S/ (583,385)	S/ 0
Transfer of realized gains on available-for-sale investments to profit or loss, net of realized losses	420,987	(38,983)	0
Amounts removed from equity and adjusted against fair value of financial assets on reclassification out of fair value through other comprehensive income measurement category, net of tax	(745)	(1,909)	0
Sub total	1,026,518	(624,277)	0
Non-controlling interest	16,082	(6,397)	0
Income tax	22,259	(11,831)	0
Total investments at fair value through other comprehensive income	1,064,859	(642,505)	0
Available-for-sale investments:
Net unrealized gain	0	0	873,868
Transfer of net realized gain to profit or loss	0	0	(517,006)
Transfer of impairment loss to profit or loss	0	0	766
Sub total	290,160	(554,720)	248,871
Non-controlling interest	0	0	4,120
Income tax	0	0	13,962
Other comprehensive income, net of tax, available-for-sale financial assets	0	0	375,710
Cash flow hedge:
Net (losses) gains on cash flow hedges	(62,002)	73,263	(59,709)
Transfer of net realized losses (gains) on cash flow hedges derivatives to profit or loss	35,059	(43,643)	2,278
Sub total	(27,561)	30,299	(58,650)
Non-controlling interest	(618)	679	(1,219)
Income tax	(10,290)	10,942	(18,719)
Other comprehensive income, before tax, cash flow hedges	(37,851)	41,241	(77,369)
Other reserves:
Insurances reserves	(658,491)	0	0
Non-controlling interest	(8,065)	0	0
Other comprehensive income, net of tax, insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss	(666,556)	0	0
Foreign exchange translation:
Exchange gains or losses	(58,862)	45,634	(54,334)
Non-controlling interest	539	21	107
Other comprehensive income, net of tax, exchange differences on translation	(58,323)	45,655	(54,227)
Equity instruments at fair value through other comprehensive income -
Net unrealized gains	97,514	20,840
Non-controlling interest	(3)	(37)
Income tax	(5,999)	168	0
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	91,512	20,971	0
Attributable to:
Other comprehensive income	387,671	(533,917)	248,871
Equity attributable to owners of parent, Total
Attributable to:
Other comprehensive income	379,736	(528,183)	245,863
Non-controlling interest
Attributable to:
Other comprehensive income	7,935	(5,734)	3,008
Cash flow hedge reserve
Cash flow hedge:
Sub total	(26,943)	29,620	(57,431)
Attributable to:
Other comprehensive income	(26,943)	29,620	(57,431)
Available-for-sale investments
Available-for-sale investments:
Sub total	0	0	357,628
Attributable to:
Other comprehensive income	S/ 0	S/ 0	S/ 357,628